Exceptional items	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Exceptional items

7.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information.
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2023	2022¹

COVID-19 costs	-	(13)
Restructuring	(50)	(51)
Business and asset disposal (including impairment losses)	(38)	6
Legal costs	(19)	-
AB InBev Efes related costs	-	(47)
Impact on profit from operations	(107)	(105)

Exceptional net finance income/(cost)	(703)	176
Exceptional share of results of associates	-	(1 143)
Exceptional taxes	51	69
Exceptional non-controlling interest	9	(3)
Net impact on profit	(750)	(1 006)
The exceptional restructuring charges for the
six-month
period ended 30 June 2023 total (50)m US dollar (30 June 2022: (51)m US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals (including impairment losses) amount to (38)m US dollar for the six-month
period ended 30 June 2023 mainly comprising impairment of intangible assets and other non-core
assets sold in the period.
The company recorded exceptional legal costs of (19)m
US dollar for the six-month period ended 30 June 2023 related to the successful outcome of a series of lawsuits regarding Ambev warrants (see also Note 21
Contingencies
).

During the
six-month
period ended 30 June 2022, the company recorded
(47
)m US dollar costs related to the discontinuation of exports to Russia and the forfeiting of company benefits from the operations of the associate AB InBev Efes.
The company incurred a
n
exceptional net finance cost of (703)m US dollar for the
six-month
period ended 30 June 2023 (30 June 2022: net finance income of 176m US dollar) – see Note 8
Finance cost and income
.
During the
six-month
period ended 30 June 2022, the company recorded an impairment of (1 143)m US dollar on its investment in AB InBev Efes - see Note 13
Investments in associates
.
All the amounts referenced above are before income taxes. The exceptional income taxes amounted to 51m US dollar (decrease of income taxes) for the six-month
period ended 30 June 2023 (30 June 2022: decrease of income taxes by 69m US dollar).
Non-controlling
interest on the exceptional items amounts to 9m US dollar for the six-month
period
ended
30 June 2023 (30 June 2022: (3)m US dollar).

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.